Share-based payments (Details 5) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Number of option, outstanding beginning
Number of option, granted during the year	1,561,400
Number of option, exercised during the year
Number of option, forfeited during the year
Number of option, expired during the year
Number of option, outstanding ending	1,561,400
Fair Market Value Of Warrant [Member]
IfrsStatementLineItems [Line Items]
Number of option, outstanding beginning		8,974,716
Number of option, granted during the year	14,790,565
Number of option, exercised during the year		(71,100)
Number of option, forfeited during the year		(581,196)
Number of option, expired during the year		(8,322,420)
Number of option, outstanding ending	14,790,565